Net (loss) earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2023	2022
	$	$

Net (loss) earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	(48,343)	85,285

Net loss attributable to Osisko Gold Royalties Ltd's shareholders	(48,343)	(118,754)

Basic weighted average number of common shares outstanding (in thousands)	185,226	180,398
Dilutive effect of share options	-	255

Diluted weighted average number of common shares	185,226	180,653

Net (loss) earnings per share from continuing operations
Basic and diluted	(0.26)	0.47

Net loss per share
Basic and diluted	(0.26)	(0.66)